Collaboration Inventories (Tables)	9 Months Ended
Sep. 30, 2023
Classes of current inventories [abstract]
Summary of Inventories

	September 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Raw materials	11,737	6,989
Work-in-process	2,287	690
Finished goods	3,990	2,675
Total collaboration inventories	18,014	10,354